THE BSG FUNDS
                                  -------------
                              CROSS REFERENCE SHEET
                              ---------------------
                                    FORM N-1A
                                    ---------

                            FOR BANC STOCK GROUP FUND
                            -------------------------

ITEM                                    SECTION IN EACH PROSPECTUS
----                                    --------------------------

  1.....................................Cover Page
  2.....................................Summary of Fund Expenses
  3.....................................Performance Information; Financial
                                        Highlights
  4.....................................The Fund, Investment Objective and
                                        Strategies and Risk Considerations,
                                        Investment Policies and Techniques,
                                        Operation of the Fund, General
                                        Information
  5.....................................Operation of the Fund
  5A....................................None
  6.....................................Cover Page, Dividends and Distributions,
                                        Taxes, General Information, How to
                                        Redeem Shares
  7.....................................Cover Page, How to Invest in the Fund,
                                        Share Price Calculation, Operation of
                                        the Fund, How to Redeem Shares,
                                        Supplement to Prospectus
  8.....................................How to Redeem Shares
  9.....................................None
 13.....................................General Information
 15.....................................General Information

                                        SECTION IN STATEMENT OF ADDITIONAL
                                        ----------------------------------
ITEM                                    INFORMATION
----                                    -----------

 10.....................................Cover Page
 11.....................................Table of Contents
 12.....................................None
 13.....................................Additional Information About Fund
                                        Investments and Risk Considerations,
                                        Investment Limitations
 14.....................................Trustees and Officers
 15.....................................None
 16.....................................The Investment Adviser, Custodian,
                                        Transfer Agent, Accountants, Trustees
                                        and Officers
 17.....................................Portfolio Transactions and Brokerage
 18.....................................Description of the Trust
 19.....................................Determination of Share Price
 20.....................................None
 21.....................................Distributor
 22.....................................Investment Performance
 23.....................................Financial Statements


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                            THE BANC STOCK GROUP FUND
                        SUPPLEMENT DATED DECEMBER 8, 1997
                      TO PROSPECTUS DATED NOVEMBER 1, 1997

The following information supplements the section titled "Purchases at Net Asset Value, " page 7 of the Prospectus.

         Under certain circumstances, shareholders of the Adviser's parent company, Banc Stock Group, Inc., may purchase shares of the Fund during certain promotional periods without paying a sales charge. Contact the Fund's distributor, Banc Stock Financial Services, Inc.
         at 1-800-348-BANK for additional information.

This Supplement and the Prospectus dated November 1, 1997 provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission dated November 1, 1997, which is incorporated herein by reference and can be obtained without charge by calling the distributor at the phone number listed above.